Business combination (Details)					0 Months Ended	1 Months Ended				12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Jul. 31, 2010 PW Pictures	Jul. 31, 2010 PW Pictures CNY	Dec. 31, 2009 PW Pictures	Apr. 30, 2009 PW Pictures CNY	Aug. 31, 2008 PW Pictures CNY	Dec. 31, 2013 PW Pictures CNY
Business combination disclosures
Total consideration transferred						16,900,000		17,800,000	3,000,000
Percentage of equity interests acquired					20.00%	20.00%			10.00%
Business combination, capital injected								52,200,000
Ownership percentage after transaction								89.00%
Maximum percentage of equity interest required to be transferred								19.00%
Percentage of equity interest transferred							9.00%
Ownership percentage after all transactions					100.00%		80.00%
Allocation of purchase price
Current assets								89,033,000
Non current assets								1,880,000
Current liabilities								(9,098,000)
Identifiable net assets acquired								81,815,000
Cumulative consideration								73,000,000
Non-controlling interest at fair value								14,465,000
Total goodwill arising from business combination	84,455,933	511,270,880	408,829,417	466,328,513				5,650,000
Goodwill measurement period adjustment										0